Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	124 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%	14.14%
Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.45%	14.65%	17.62%	17.46%
Virtus Zevenbergen Innovative Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.26%	0.16%	15.74%	15.33%
Performance Inception Date				Aug. 31, 2015
Virtus Zevenbergen Innovative Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.94%	0.01%	15.66%	15.25%
Virtus Zevenbergen Innovative Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.30%	0.11%	13.43%	13.09%
Virtus Zevenbergen Innovative Growth ETF [Member] | Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.95%	(0.14%)	15.43%	15.01%
Virtus Zevenbergen Discovery Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.99%	1.24%	18.90%	18.69%
Performance Inception Date				Aug. 31, 2015
Virtus Zevenbergen Discovery Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.99%	1.24%	18.88%	18.68%
Virtus Zevenbergen Discovery Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.46%	0.95%	16.32%	16.18%
Virtus Zevenbergen Discovery Growth ETF [Member] | Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.60%	0.93%	18.56%	18.36%